Other disclosures - Management board remunerations (Details) - Management Board € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
Remuneration
Fixed remuneration	€ 2,954	€ 2,343
Variable remuneration	€ 731	€ 1,579
Share Performance Awards (in units) | shares	227,555	139,229
Fair values of SPAs granted	€ 3,611	€ 4,580
Total remuneration	€ 7,296	€ 8,502